Stockholders’ Equity (Deficit) - Schedule of Information Regarding Stock Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Range of Exercise Price Lower Limit	$ 0.40	$ 0.40
Range of Exercise Price Upper limit	$ 1.50	$ 1.50
Number of Shares Outstanding	3,743,000	4,043,000
Weighted Average Remaining Contractual Life (years)	1 year 9 months 3 days	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.59	$ 0.58
Number of Shares Exercisable	3,278,000	3,328,000
Weighted Average Exercise Price	$ 0.59	$ 0.57